Insurance and Reinsurance Contract Assets and Liabilities - Summary of Significant Judgements and Estimates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canada [Member] | CAD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Canada [Member] | CAD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
U.S. [member] | USD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
U.S. [member] | USD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Japan [member | JPY [Member] | Mixed [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Hong Kong [member | HKD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	15 years	15 years
Ultimate year	55 years	55 years
1 Year [Member] | Canada [Member] | CAD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.17%	5.29%
1 Year [Member] | Canada [Member] | CAD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.14%	5.21%
1 Year [Member] | U.S. [member] | USD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.38%	5.28%
1 Year [Member] | U.S. [member] | USD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.32%	5.23%
1 Year [Member] | Japan [member | JPY [Member] | Mixed [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	0.53%	0.72%
1 Year [Member] | Hong Kong [member | HKD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.20%	4.69%
5 Year [Member] | Canada [Member] | CAD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.33%	4.81%
5 Year [Member] | Canada [Member] | CAD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.22%	4.63%
5 Year [Member] | U.S. [member] | USD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.54%	4.87%
5 Year [Member] | U.S. [member] | USD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.57%	4.88%
5 Year [Member] | Japan [member | JPY [Member] | Mixed [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	0.77%	0.98%
5 Year [Member] | Hong Kong [member | HKD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.01%	4.95%
10 Year [Member] | Canada [Member] | CAD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.92%	5.35%
10 Year [Member] | Canada [Member] | CAD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.69%	4.97%
10 Year [Member] | U.S. [member] | USD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.37%	5.74%
10 Year [Member] | U.S. [member] | USD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.25%	5.61%
10 Year [Member] | Japan [member | JPY [Member] | Mixed [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.08%	0.91%
10 Year [Member] | Hong Kong [member | HKD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.98%	5.60%
20 Year [Member] | Canada [Member] | CAD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.86%	5.35%
20 Year [Member] | Canada [Member] | CAD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.72%	5.02%
20 Year [Member] | U.S. [member] | USD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.65%	5.86%
20 Year [Member] | U.S. [member] | USD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.56%	5.76%
20 Year [Member] | Japan [member | JPY [Member] | Mixed [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.75%	1.70%
20 Year [Member] | Hong Kong [member | HKD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.61%	4.99%
30 Year [Member] | Canada [Member] | CAD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.80%	5.03%
30 Year [Member] | Canada [Member] | CAD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.69%	4.91%
30 Year [Member] | U.S. [member] | USD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.27%	5.34%
30 Year [Member] | U.S. [member] | USD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.18%	5.23%
30 Year [Member] | Japan [member | JPY [Member] | Mixed [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	2.24%	2.22%
30 Year [Member] | Hong Kong [member | HKD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.19%	4.36%
Ultimate [Member] | Canada [Member] | CAD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.40%	4.40%
Ultimate [Member] | Canada [Member] | CAD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.40%	4.40%
Ultimate [Member] | U.S. [member] | USD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.00%	5.00%
Ultimate [Member] | U.S. [member] | USD [Member] | More liquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.88%	4.88%
Ultimate [Member] | Japan [member | JPY [Member] | Mixed [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.60%	1.60%
Ultimate [Member] | Hong Kong [member | HKD [Member] | Illiquid [Member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.80%	3.80%